RELATED PARTIES (Details Narrative) - Stockholder [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Amount due to stockholders	$ 1,000			$ 1,000
Rent expense paid to stockholder	750	$ 750	$ 2,250
Account payable - related parties	$ 1,000			$ 750